UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	12/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--143.0%	Rate (%)	Date	Amount ($)		Value ($)
Arizona--10.3%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	4.50	3/1/30	1,500,000		1,572,270
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	9,998,763	a,b	11,214,263
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue
(Prerefunded)	6.25	1/1/14	1,000,000	c	1,058,690
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue
(Prerefunded)	7.00	1/1/14	2,000,000	c	2,131,700
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000		1,907,700
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	1,000,000		1,060,680
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	2,300,000		2,514,797
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	490,000		547,712
California--21.3%
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		4,667,043
California,
GO (Various Purpose)	6.00	3/1/33	1,250,000		1,527,575
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,740,370
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		3,021,100
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/17	2,000,000		2,353,200
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/41	750,000		880,815

California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.00	4/1/34	1,000,000		1,103,270
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,358,220
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,000,000		938,260
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.80	6/1/13	1,000,000	c	1,031,510
JPMorgan Chase Putters/Drivers
Trust (Los Angeles Departments
of Airports, Senior Revenue
(Los Angeles International
Airport))	5.25	5/15/18	10,000,000	a,b	11,829,700
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	2,250,000		2,632,793
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	1,000,000		1,149,910
Santa Ana Community Redevelopment
Agency, Tax Allocation Revenue
(Merged Project Area)	6.75	9/1/28	3,000,000		3,682,410
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,500,000		3,132,395
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	1,500,000		1,784,580
Colorado--4.0%
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,500,000		1,843,710
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project) (Prerefunded)	6.13	6/1/14	2,525,000	c	2,730,005
E-470 Public Highway Authority,

Senior Revenue	5.25	9/1/25	1,000,000	1,110,340
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,113,690
University of Colorado Regents,
University Enterprise Revenue	5.38	6/1/38	1,500,000	1,764,375
Florida--10.5%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	1,500,000	1,754,550
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	3,980,000	4,945,429
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	5.25	4/1/42	2,000,000	2,218,520
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/37	2,000,000	2,232,760
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	2,500,000	3,219,725
Palm Beach County Health
Facilities Authority, Revenue
(The Waterford Project)	5.88	11/15/37	2,400,000	2,523,504
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000	2,796,125
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	1,000,000	1,149,780
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/28	700,000	806,855
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/29	700,000	803,082
Georgia--2.5%
Atlanta,
Airport General Revenue	5.00	1/1/26	1,500,000	1,717,125
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	3,000,000	3,692,760
Hawaii--1.3%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,400,000	2,810,784
Illinois--4.1%

Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,000,000	1,174,980
Greater Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement Limited
Tax Bonds	5.00	12/1/32	2,500,000	2,984,600
Illinois,
GO	5.00	8/1/24	1,000,000	1,151,710
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,000,000	2,412,740
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.13	4/1/36	1,000,000	1,118,940
Indiana--2.2%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/31	1,460,000	1,581,224
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	1,500,000	1,552,335
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	1,500,000	1,576,800
Iowa--1.6%
Iowa Student Loan Liquidity
Corporation, Student Loan
Revenue	5.75	12/1/28	3,000,000	3,422,700
Louisiana--.5%
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.13	7/1/29	1,000,000	1,176,530
Maine--.7%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000	1,590,062
Maryland--2.0%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,140,220
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	3,063,125
Massachusetts--7.8%

Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,000,000	a,b	11,393,500
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/36	1,000,000		1,140,620
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	1,500,000		1,890,150
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,000,000		2,334,360
Michigan--9.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	2,140,000		2,679,751
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,500,000		1,618,965
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	3,000,000		3,175,590
Michigan Building Authority,
Revenue (Facilities Program)	5.13	10/15/30	2,025,000		2,354,346
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.00	11/15/38	1,515,000		1,587,326
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,685,000		3,684,963
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	2,500,000		3,189,950
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	1,000,000		1,034,340
Minnesota--1.7%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.75	11/15/32	3,000,000		3,600,540
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000		80,296

Mississippi--2.7%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	3,500,000		3,510,570
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Project)	5.38	12/1/35	2,000,000		2,206,060
Nebraska--1.5%
Nebraska Public Power District,
General Revenue	5.00	1/1/32	2,785,000		3,273,099
New Jersey--4.3%
Higher Education Student
Assistance Authority, Senior
Student Loan Revenue	5.00	12/1/18	1,500,000		1,701,855
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	2,000,000		2,237,760
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	2,500,000		2,790,475
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,500,000		2,442,425
New Mexico--1.6%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	3,000,000		3,344,250
New York--6.8%
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue)	5.00	5/1/30	7,996,797	a,b	9,213,877
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	1,500,000		1,913,220
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,435,000		1,752,896
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	1,500,000		1,787,010
North Carolina--2.7%
Barclays Capital Municipal Trust
Receipts (North Carolina

Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health
System))	5.00	6/1/42	5,000,000	a,b	5,745,700
Ohio--2.8%
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	1,250,000		1,518,000
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000		1,668,600
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	600,000		707,202
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	2,000,000		2,052,200
Pennsylvania--2.5%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000		1,030,400
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	a,b	2,248,300
Philadelphia,
GO	6.50	8/1/41	1,750,000		2,136,732
Rhode Island--.9%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/32	2,000,000		2,027,020
South Carolina--6.6%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000		5,183,350
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	3,000,000		3,461,520
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000		5,458,163
Texas--11.7%
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	5,000,000	a,b	5,669,200
Dallas and Fort Worth,

Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	2,500,000		2,700,800
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/25	1,300,000		1,503,294
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000		2,624,377
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000		1,602,300
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	5.13	12/1/42	2,000,000		2,151,460
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,685,000		1,933,639
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	4,000,000		4,439,560
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/31	2,000,000		2,406,440
Virginia--2.5%
Virginia Commonwealth
Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/21	1,660,000		2,101,460
Virginia Commonwealth
Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/22	1,000,000		1,272,940
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	1,780,000		2,016,277
Washington--4.7%
Barclays Capital Municipal Trust
Receipts (King County, Sewer
Revenue)	5.00	1/1/29	2,999,037	a,b	3,550,347
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/33	1,000,000		1,170,480
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	2,990,000		3,554,542
Washington Health Care Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.38	10/1/36	1,500,000		1,817,040

West Virginia--.5%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	1,000,000		1,059,360
Wisconsin--.5%
Public Finance Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	1,000,000		1,018,170
Wyoming--1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,000,000		2,259,780
U.S. Related--10.1%
Guam,
LOR (Section 30)	5.75	12/1/34	1,500,000		1,684,635
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	2,500,000		2,282,275
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,000,000		1,011,100
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000		1,066,830
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	1,945,000		1,877,100
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	5,400,000		5,457,348
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000		1,488,135
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,026,590
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,500,000		5,889,345
Total Long-Term Municipal Investments
(cost $272,708,934)					306,830,253
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.8%	Rate (%)	Date	Amount ($)		Value ($)
California--.6%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.10	1/2/13	1,200,000	d	1,200,000
New York--2.2%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.12	1/2/13	1,200,000	d	1,200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.12	1/2/13	800,000	d	800,000
New York City,

GO Notes (LOC; JPMorgan Chase
Bank)	0.12	1/2/13	100,000	d	100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.13	1/2/13	2,800,000	d	2,800,000
Total Short-Term Municipal Investments
(cost $6,100,000)					6,100,000
Total Investments (cost $278,808,934)			145.8%		312,930,253
Liabilities, Less Cash and Receivables			(10.9%)		(23,308,531)
Preferred Stock, at redemption value			(34.9%)		(75,000,000)
Net Assets Applicable to Common Shareholders			100.0%		214,621,722

a	Collateral for floating rate borrowings.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $60,864,887 or 28.4% of net assets applicable to Common Shareholders.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2012, net unrealized appreciation on investments was $34,121,319 of which $34,415,450 related to appreciated investment securities and $294,131 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	312,930,253	-	312,930,253

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)